ICA File Number:  811-4448
UBS Master Series, Inc.
51 West 52nd Street
New York, New York 10019-6114
212-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 2/28
Reporting Period: 07/01/2003 0 06/30/2004


============================UBS Money Market Fund===============================

Invests exclusively in non-voting securities


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.


By:_________/s/ Joseph Varnas__________
   Joseph Varnas
   President


                                     Page 1


Date: 8/27/04